Consolidated Statement of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statement of Operations
Revenues	$ 697,833	$ 477,018
Cost of sales	669,620	465,503
Gross profit	28,213	11,515
Operating expenses
Stock-based compensation	26,499	21,801
General and administrative	14,392	7,995
Salaries and related benefits	16,667	8,806
Professional fees	3,290	1,846
Depreciation and amortization expense	6,377	529
Total operating expenses	67,225	40,977
(Loss) from operations	(39,012)	(29,462)
Other income (expenses):
Loss on impairment	(797)	(18,116)
Income (loss) from investments, net	(789)	3,330
Change in fair value of derivative liabilities	33,921
Interest expense	(11,905)	(4,619)
Other income (expense), net	(2,482)	1,063
Foreign exchange adjustments	(60)	(334)
Total other income (expenses), net	17,888	(18,676)
(Loss) before income taxes	(21,124)	(48,138)
Income tax (expense) benefit	(823)	(4,254)
Net (loss)	(20,301)	(43,884)
Less: Deemed dividend	(36,697)	(7,407)
Less: Preferred dividends	(1,349)	0
Net (loss) available to common stockholders	$ (58,347)	$ (51,291)
Basic income (loss) per share available to common stockholders	$ (0.30)	$ (0.33)
Diluted income (loss) per share available to common stockholders	$ (0.30)	$ (0.33)
Weighted average number of shares outstanding, basic	197,712	156,365
Weighted average number of shares outstanding, diluted	197,712	156,365